Acquisition of Alternative Solutions, LLC (Tables)	9 Months Ended
Feb. 28, 2019
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The acquisition date estimated fair value of the consideration transferred totaled $27,975,650, which consisted of the following:

Initial purchase price	$2,050,000
Cash paid in connection with transaction	5,995,543
Note payable	3,810,820
Contingent consideration	678,111
Common stock	15,441,176
Total purchase price	$27,975,650

Net tangible assets	$595,151
Intangible assets	1,637,600
Goodwill	25,742,899
Total purchase price	$27,975,650

Business Acquisition, Pro Forma Information [Table Text Block]
These combined results are not necessarily indicative of the results that may have been achieved had the companies always been combined.

	Three months ended February 28,
	2019	2018
	(unaudited)	(unaudited)
Revenues	$2,372,790	$1,827,999
Net loss	$(12,850,356)	$(10,839,019)
Basic net loss per share	$(0.10)	$(0.17)
Diluted net loss per share	$(0.10)	$(0.17)
Weighted average shares - basic	124,346,650	62,460,767
Weighted average shares - diluted	124,346,650	62,460,767
	Nine months ended February 28,
	2019	2018
	(unaudited)	(unaudited)
Revenues	$6,299,932	$5,139,455
Net loss	$(24,402,155)	$(14,632,294)
Basic net loss per share	$(0.26)	$(0.25)
Diluted net loss per share	$(0.26)	$(0.25)
Weighted average shares - basic	95,132,835	58,988,122
Weighted average shares - diluted	95,132,835	58,988,122